Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	$231,766,688	$(103,077,241)	$128,689,447
Reduction in vessels improvements	(51,800)	—	(51,800)
Depreciation for the year	—	(8,674,663)	(8,674,663)

Balance as at December 31, 2021	$231,714,888	$(111,751,904)	$119,962,984

Acquisitions and improvements	118,678,560	—	118,678,560
Depreciation for the year	—	(12,290,463)	(12,290,463)

Balance as at December 31, 2022	$350,393,448	$(124,042,367)	$226,351,081